(Loss)/gain on financial instruments (Details)						12 Months Ended
	Jul. 06, 2020 oz	Jul. 06, 2020 oz kg	Oct. 21, 2019 oz R / oz	Oct. 21, 2019 kg R / oz	Apr. 11, 2019 oz item	Dec. 31, 2020 ZAR (R) oz kg R / kg $ / oz	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jul. 06, 2020 kg	Jul. 06, 2020 ZAR (R)	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 kg	Apr. 11, 2019 $ / oz
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						R (2,450,300,000)	R (6,015,100,000)	R 1,704,100,000
Quantity of hedged instrument	52,185.2	52,185.2			105,906				1,623.1			3,294
Nominal Amount Of Hedging Instrument Per Installment	6,523.2	202.9	8,482	263.8	26,476
Average Price			17,371	17,371							17,371
Number of forward contract deliveries | item					4
Minimum
(Loss)/gain on financial instruments
Average Price										27,700			1,200
Maximum
(Loss)/gain on financial instruments
Average Price										33,386			1,323
Gold
(Loss)/gain on financial instruments
Quantity of hedged instrument | kg						1,800
Nominal Amount Of Hedging Instrument Per Installment | kg						150
Gold | Minimum
(Loss)/gain on financial instruments
Average Price | R / kg						800,000
Gold | Maximum
(Loss)/gain on financial instruments
Average Price | R / kg						1,080,000
Palladium
(Loss)/gain on financial instruments
Quantity of hedged instrument | oz						240,000
Term of agreement						2 years
Nominal Amount Of Hedging Instrument Per Installment | oz						10,000
Palladium | Minimum
(Loss)/gain on financial instruments
Average Price | $ / oz						1,500
Palladium | Maximum
(Loss)/gain on financial instruments
Average Price | $ / oz						3,400
Derivative financial instrument | Derivatives [member]
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						R (70,200,000)	(3,911,500,000)	678,100,000
Derivative financial instrument | Gold | Forward contract
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						(457,600,000)	(110,100,000)	(180,600,000)
Loss recognised on sale of forward contract						(525,900,000)	(284,600,000)	76,900,000
Unrealised gain (loss) on forward Contract						68,300,000	174,500,000	(257,500,000)
Derivative financial instrument | Palladium | Forward contract
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						36,100,000
Unrealised gain (loss) on forward Contract						36,100,000
Share-based payment arrangements [member]
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						(128,600,000)	(1,217,900,000)	249,900,000
Cash flow of the Deferred Payment
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						(2,081,000,000)	(724,100,000)	150,600,000
Cash flow of the Burnstone Debt
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						264,300,000	(96,600,000)	804,600,000
Foreign currency hedge
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments								25,300,000
Other
(Loss)/gain on financial instruments
Total (loss)/gain on financial instruments						R (13,300,000)	R 45,100,000	R (23,800,000)